As filed with the Securities and Exchange Commission on November 5, 2021

1933 Act Registration No. 333-143964

1940 Act Registration No. 811-21944

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 166	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 169	[X]

First Trust Exchange-Traded Fund II

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

W. Scott Jardine, Esq., Secretary

First Trust Exchange-Traded Fund II

First Trust Advisors L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[X] on December 5, 2021 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 166

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 163, as it relates to First Trust Alerian Disruptive Technology Real Estate ETF (formerly, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund), a series of the Registrant, until December 5, 2021. Parts A and B of the Registrant’s Post-Effective Amendment No. 151 under the Securities Act of 1933 as it relates to First Trust Alerian Disruptive Technology Real Estate ETF (formerly, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund), filed on May 18, 2021, are incorporated by reference herein.

Part C - Other Information

Signatures

First Trust Exchange-Traded Fund II

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	(1) Amended and Restated Declaration of Trust is incorporated by reference to the Post-Effective Amendment No. 132 filed on Form N-1A (File No. 333- 143964) for Registrant on January 29, 2018.

(2) Amended and Restated Establishment and Designation of Series. is incorporated by reference to the Post-Effective Amendment No. 146 filed on Form N-1A (File No. 333- 143964) for Registrant on May 29, 2019.

(b)	By-Laws of the Registrant is incorporated by reference to the initial registration statement filed on Form N-1A (File No. 333- 143964) for Registrant on June 21, 2007.
(c)	Not Applicable.
(d)	(1) Investment Management Agreement between Registrant and First Trust Advisors L.P., dated December 6, 2010, relating to FTRI, FTAG, BICK, NXTG, CARZ and SKYY is incorporated by reference to the Post-Effective Amendment No. 41 filed on Form N-1A (File No. 333- 143964) for Registrant on January 28, 2011.

(2) Amended Schedule A of the Investment Management Agreement between Registrant and First Trust Advisors L.P., dated May 28, 2019, relating to FTRI, FTAG, BICK, NXTG, CARZ, is incorporated by reference to the Post-Effective Amendment No. 146 filed on Form N-1A (File No. 333- 143964) for Registrant on May 29, 2019.

(3) Investment Management Agreement between Registrant and First Trust Advisors L.P., dated December 6, 2010, relating to FDD, FFR, FGD, FAN, FLM and GRID, is incorporated by reference to the Post-Effective Amendment No. 41 filed on Form N-1A (File No. 333- 143964) for Registrant on January 28, 2018.

(4) Amended Schedule A of the Investment Management Agreement between Registrant and First Trust Advisors L.P., dated January 20, 2011, relating to FDD, FFR, FGD, FAN, FLM and GRID, is incorporated by reference to the Post-Effective Amendment No. 62 filed on Form N-1A (File No. 333- 143964) for Registrant on January 27, 2012.

(5) Investment Management Agreement between Registrant and First Trust Advisors L.P., dated October 10, 2014, relating to to FPXI, CIBR, FPXE and FDNI, is incorporated by reference to the Post-Effective Amendment No. 105 filed on Form N-1A (File No. 333- 143964) for Registrant.

(6) Amended Schedule A to the Investment Management Agreement between Registrant and First Trust Advisors L.P., dated October 1, 2018, relating to FPXI, CIBR, FPXE and FDNI, is incorporated by reference to the Post-Effective Amendment No. 139 filed on Form N-1A (File No. 333- 143964) for Registrant on October 31, 2018.

(7) Expense Reimbursement, Fee Waiver and Recovery Agreement, relating FDD, FFR, FGD, FAN, FLM and GRID, is incorporated by reference to the Post-Effective Amendment No. 41 filed on Form N-1A (File No. 333- 143964) for Registrant on January 28, 2011.

(8) Letter Agreement regarding the Expense Reimbursement, Fee Waiver Recovery Agreement, is incorporated by reference to the Post-Effective Amendment No. 150 filed on Form N-1A (File No. 333- 143964) for Registrant on January 28, 2021.

(e)	(1) Distribution Agreement, is incorporated by reference to the Post-Effective Amendment No. 41 filed on Form N-1A (File No. 333- 143964) for Registrant on January 28, 2011.

(2) Amended Exhibit A of the Distribution Agreement, is incorporated by reference to the Post-Effective Amendment No. 146 filed on Form N-1A (File No. 333- 143964) for Registrant on May 29, 2019.

(f)	Not Applicable.
(g)	(1) Custody Agreement between the Registrant and The Bank of New York, is incorporated by reference to the Post-Effective Amendment No. 2 filed on Form N-1A (File No. 333- 143964) for Registrant on August 30, 2007.

(2) Amended Schedule II of the Custody Agreement, is incorporated by reference to the Post-Effective Amendment No. 146 filed on Form N-1A (File No. 333- 143964) for Registrant on May 29, 2019.

(h)	(1) Transfer Agency Agreement between the Registrant and The Bank of New York, is incorporated by reference to the Post-Effective Amendment No. 2 filed on Form N-1A (File No. 333- 143964) for Registrant on August 30, 2007.

(2) Amended Exhibit A of the Transfer Agency Agreement. (22) is incorporated by reference to the Post-Effective Amendment No. 146 filed on Form N-1A (File No. 333- 143964) for Registrant on May 29, 2019.

(3) Administration and Accounting Agreement between the Registrant and The Bank of New York, is incorporated by reference to the Post-Effective Amendment No. 2 filed on Form N-1A (File No. 333- 143964) for Registrant on August 30, 2007.

(4) Amended Exhibit A of the Administration and Accounting Agreement, is incorporated by reference to the Post-Effective Amendment No. 149 filed on Form N-1A (File No. 333- 143964) for Registrant on May 29, 2019.

(5) Form of Subscription Agreement, is incorporated by reference to the Post-Effective Amendment No. 2 filed on Form N-1A (File No. 333- 143964) for Registrant on August 30, 2007.

(6) Form of Participant Agreement, is incorporated by reference to the Post-Effective Amendment No. 2 filed on Form N-1A (File No. 333- 143964) for Registrant on August 30, 2007.

(7) Sublicense Agreement by and among First Trust DJ STOXX® Select Dividend 30 Index Fund, STOXX Limited, and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 2 filed on Form N-1A (File No. 333- 143964) for Registrant on August 30, 2007.

(8) Sublicense Agreement by and between First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 2 filed on Form N-1A (File No. 333- 143964) for Registrant on August 30, 2007.

(9) Sublicense Agreement by and among the First Trust Exchange-Traded Fund II, on behalf of its series, First Trust Dow Jones Global Select Dividend Index Fund, Dow Jones & Company, Inc., and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 4 filed on Form N-1A (File No. 333- 143964) for Registrant on November 20, 2007.

(10) IPV Calculation Agreement by and between First Trust Advisors L.P. and Telekurs (USA) Inc., is incorporated by reference to the Post-Effective Amendment No. 2 filed on Form N-1A (File No. 333- 143964) for Registrant on August 30, 2007.

(11) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust DJ STOXX® Select Dividend 30 Index Fund, and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 4 filed on Form N-1A (File No. 333- 143964) for Registrant on November 20, 2007.

(12) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 4 filed on Form N-1A (File No. 333- 143964) for Registrant on November 20, 2007.

(13) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust Dow Jones Global Select Dividend Index Fund, and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 4 filed on Form N-1A (File No. 333- 143964) for Registrant on November 20, 2007.

(14) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 8 filed on Form N-1A (File No. 333- 143964) for Registrant on June 18, 2008.

(15) Sub-IOPV Calculation Agreement by and among First Trust ISE Global Wind Energy Index Fund and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 9 filed on Form N-1A (File No. 333- 143964) for Registrant on September 19, 2008.

(16) Sublicense Agreement by and among First Trust ISE Global Engineering and Construction Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 11 filed on Form N-1A (File No. 333- 143964) for Registrant on October 9, 2008.

(17) Sub-IOPV Calculation Agreement by and among First Trust ISE Global Engineering and Construction Index Fund and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 11 filed on Form N-1A (File No. 333- 143964) for Registrant on October 9, 2008.

(18) Sublicense Agreement by and between First Trust Advisors L.P., Clean Edge, Inc., and First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, is incorporated by reference to the Post-Effective Amendment No. 25 filed on Form N-1A (File No. 333- 143964) for Registrant on November 16, 2009.

(19) Sublicense Agreement by and among First Trust BICK Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 35 filed on Form N-1A (File No. 333- 143964) for Registrant on March 31, 2010.

(20) Amendment to Schedule of Data Services. (10) is incorporated by reference to the Post-Effective Amendment No. 46 filed on Form N-1A (File No. 333- 143964) for Registrant on February 18, 2011.

(21) Sublicense Agreement by and between First Trust Advisors L.P., who is a Licensee of The NASDAQ OMX Group, Inc. and First Trust NASDAQ Global Auto Index Fund, is incorporated by reference to the Post-Effective Amendment No. 5 filed on Form N-1A (File No. 333- 143964) for Registrant on May 4, 2011.

(22) Sublicense Agreement by and among and First Trust ISE Cloud Computing Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 62 filed on Form N-1A (File No. 333- 143964) for Registrant on January 27, 2012.

(23) Sublicense Agreement by and among First Trust International IPO ETF, IPOX Schuster LLC, and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 105 filed on Form N-1A (File No. 333- 143964) for Registrant on October 10, 2014.

(24) Sublicense Agreement by and between First Trust Advisors L.P., who is a Licensee of The NASDAQ OMX Group, Inc. and First Trust NASDAQ CEA Cybersecurity ETF, is incorporated by reference to the Post-Effective Amendment No. 111 filed on Form N-1A (File No. 333- 143964) for Registrant on July 1, 2015.

(25) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of its series, First Trust Global Natural Resources Income ETF and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 119 filed on Form N-1A (File No. 333- 143964) for Registrant on December 15, 2015.

(26) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of its series, First Trust Global Agriculture ETF and First Trust Advisors L.P., is incorporated by reference to the Post-Effective Amendment No. 119 filed on Form N-1A (File No. 333- 143964) for Registrant on December 15, 2015.

(27) Sublicense Agreement by and between First Trust Advisors L.P. and First Trust IPOX Europe Equity Opportunities ETF, is incorporated by reference to the Post-Effective Amendment No. 137 filed on Form N-1A (File No. 333- 143964) for Registrant on October 1, 2018.

(28) Sublicense Agreement by and between First Trust Advisors L.P. and First Trust Dow Jones International Internet ETF, is incorporated by reference to the Post-Effective Amendment No. 139 filed on Form N-1A (File No. 333- 143964) for Registrant on October 31, 2018.

(29) Sublicense Agreement by and between First Trust Advisors L.P. and First Trust First Trust Indxx NextG ETF, is incorporated by reference to the Post-Effective Amendment No. 146 filed on Form N-1A (File No. 333- 143964) for Registrant on May 29, 2019.

(i)	Not applicable.
(j)	Not Applicable.
(k)	Not Applicable.
(l)	Not Applicable.
(m)	(1) 12b-1 Service Plan, is incorporated by reference to the Post-Effective Amendment No. 2 filed on Form N-1A (File No. 333- 143964) for Registrant on August 30, 2007.

(2) Exhibit A to 12b-1 Service Plan, is incorporated by reference to the Post-Effective Amendment No. 146 filed on Form N-1A (File No. 333- 143964) for Registrant on May 29, 2019.

(3) 12b-1 Plan Extension Letter Agreement, is incorporated by reference to the Post-Effective Amendment No. 150 filed on Form N-1A (File No. 333- 143964) for Registrant on January 28, 2021.

(n)	Not Applicable.
(o)	Not Applicable.
(p)	(1) First Trust Advisors L.P. and First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013, is incorporated by reference to the Post-Effective Amendment No. 107 filed on Form N-1A (File No. 333- 143964) for Registrant on January 22, 2015.

(2) First Trust Funds Code of Ethics, amended on October 30, 2013, is incorporated by reference to the Post-Effective Amendment No. 107 filed on Form N-1A (File No. 333- 143964) for Registrant on January 22, 2015.

(q)	(1) Powers of Attorney of Messrs. Bowen, Erickson, Kadlec, Keith and Nielson, dated December 31, 2015, is incorporated by reference to the Post-Effective Amendment No. 122 filed on Form N-1A (File No. 333- 143964) for Registrant on January 27, 2016.

(2) Powers of Attorney of Ms. Keefe, dated November 1, 2021, is filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Section 9.5 of the Registrant’s Declaration of Trust provides as follows:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31.	Business and Other Connections of the Investment Adviser

First Trust Advisors L.P. (“First Trust”), investment adviser to the Registrant, serves as adviser or sub-adviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust’s principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. (“FTP”). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management of the Fund” in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

Name and Position with First Trust	Employment During Past Two Years
Andrew S. Roggensack, President	Managing Director and President, First Trust
R. Scott Hall, Managing Director	Managing Director, First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director	Managing Director; Senior Vice President, First Trust
Kelly C. Dehler, Chief Compliance Officer	Assistant General Counsel, First Trust
Brian Wesbury, Chief Economist and Senior Vice President	Chief Economist and Senior Vice President, First Trust
Item 32.	Principal Underwriter

(a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange Traded Fund VIII, First Trust Exchange-Traded AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, First Trust Variable Insurance Trust and First Trust Series Fund. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Fund
The Charger Corporation	General Partner	None
Grace Partners of DuPage L.P.	Limited Partner	None
James A. Bowen	Chief Executive Officer and Managing Director	Trustee and Chairman of the Board
James M. Dykas	Chief Financial Officer	President and Chief Executive Officer
Frank L. Fichera	Managing Director	None
R. Scott Hall	Managing Director	None
W. Scott Jardine	General Counsel, Secretary and Managing Director	Secretary
Daniel J. Lindquist	Managing Director	Vice President
David G. McGarel	Chief Investment Officer, Chief Operating Officer and Managing Director	None
Richard A. Olson	Managing Director	None
Marisa Bowen	Managing Director	None
Andrew S. Roggensack	President and Managing Director	None
Kristi A. Maher	Deputy General Counsel	Chief Compliance Officer and Assistant Secretary
* All addresses are 120 East Liberty Drive, Wheaton, Illinois 60187.

(c) Not Applicable.

Item 33.	Location of Accounts and Records

First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

The Bank of New York Mellon Corporation (“BNYM”), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

BNYM also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 5th day of November, 2021.

First Trust Exchange-Traded Fund II
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	November 5, 2021
James M. Dykas
/s/ Donald P. Swade	Treasurer, Chief Financial Officer and Chief Accounting Officer	November 5, 2021
Donald P. Swade
James A. Bowen*	) Trustee )
)
Richard E. Erickson*	) Trustee )
)
Thomas R. Kadlec*	) Trustee )
)
Denise M. Keefe*	) Trustee )
)
Robert F. Keith*	) Trustee )
	) By:	/s/ W. Scott Jardine
Niel B. Nielson *	) Trustee )	W. Scott Jardine Attorney-In-Fact
	)	November 5, 2021

*	Original powers of attorney dated December 31, 2015 or November 1, 2021, authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein, or is filed herewith.

Index to Exhibits

(q)	(2) Powers of Attorney for Ms. Keefe dated November 1, 2021.